Advances for vessels under construction and acquisition of vessels (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Advances for vessels under construction and acquisition of vessels	$ 0	$ 59,900	$ 48,574
OCC vessels | Financed by CSSC
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels		3
OCC vessels | First OCC Vessel | Financed by CSSC
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised		$ 4,350
OCC vessels | Second OCC Vessel | Financed by CSSC
Property, Plant and Equipment [Line Items]
Capital lease obligation recognised		4,350
Step 1 Acquisition
Property, Plant and Equipment [Line Items]
Advances for vessels under construction and acquisition of vessels		$ 4,880